Securities and Exchange Commission

Washington, DC 20549

Rule 23c-2 Notice of Intention to Redeem Securities

of

Seligman Quality Municipal Fund, Inc.

130 Liberty Street

New York, New York 10006

(212) 488-0200

under the Investment Company Act of 1940

Securities Act File No. 033-45125

Investment Company Act File No. 811-06100

(1)	Title of the class of securities of Seligman Quality Municipal Fund, Inc. (the “Company”) to be redeemed:

Municipal Auction Rate Cumulative Preferred Stock, Series TH (liquidation preference $50,000 per share) (the “Preferred Stock, Series TH”).

(2)	Date on which the securities are to be redeemed:

February 23, 2007, subject to stockholders’ approval of liquidation and dissolution of the Company on February 15, 2007. The redemption date is to be the first Friday that is a business day and that is at least two business days following the date of the approval of the liquidation and dissolution of the Company by stockholders.

(3)	The applicable provisions of the governing instrument pursuant to which the securities are to be redeemed:

The shares of Preferred Stock, Series TH are to be redeemed pursuant to the provisions of Part I, Section 3(a) of the Articles Supplementary to the Charter of Seligman Quality Municipal Fund, Inc.

(4)	The principal amount or number of shares and the basis upon which the securities to be redeemed are to be selected:

The Company intends to redeem all (672) of the shares of Preferred Stock, Series TH then outstanding.

Signature

Pursuant to the requirement of Rule 23c-2 of the Investment Company Act of 1940, the Company has duly caused this notice to be signed on its behalf by the undersigned on this 24th day of January 2007.

SELIGMAN QUALITY MUNICIPAL FUND, INC.

By:	/s/ Lawrence P. Vogel
Name:	Lawrence P. Vogel
Title:	Senior Vice President and Treasure